Debt - Narrative (Details) $ in Thousands, $ in Thousands	3 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2026 CAD ($)	Sep. 30, 2026 USD ($) installment	Sep. 30, 2026 CAD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Sep. 30, 2026 CAD ($) installment	Aug. 28, 2026 CAD ($) installment	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Proceeds from long-term debt		$ 3,309		$ 8,709
Long-term debt, weighted average interest rate, at point in time		4.64%				4.64%
Current portion of long-term debt		$ 264						$ 0
SIF Loan
Debt Instrument [Line Items]
Debt instrument, face amount						$ 40,000
Proceeds from long-term debt					$ 35,682
Long-term debt, principal and interest repayments, percentage of principal amount		150.00%				150.00%
Long-term debt, repayment, number of annual installments | installment		20				20
Long-term debt, weighted average interest rate, at point in time								4.69%
FedDev Loan
Debt Instrument [Line Items]
Debt instrument, face amount						$ 3,750
Proceeds from long-term debt	$ 375		$ 3,750		$ 3,375
Long-term debt, repayment, number of monthly installments | installment		60				60
SRF Loan
Debt Instrument [Line Items]
Debt instrument, face amount							$ 195,000
Long-term debt, principal and interest repayments, percentage of principal amount							150.00%
Long-term debt, repayment, number of annual installments | installment							20